Financial Instruments by Category (Tables)	3 Months Ended
Mar. 31, 2025
Financial Instruments by Category [Abstract]
Schedule of Carrying Value of Financial Instruments

The carrying value of financial instruments category as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025
	Financial assets at amortized cost	Financial assets at fair value	Financial liabilities at amortized cost	Total
Fianancial assets:
Cash and cash equivalents	$1,595,697	$-	$-	$1,595,697
Trade and other receivables	799,537	-	-	799,537
Other current financial assets	54,552	-	-	54,552
Other non-current financial assets	349,964	-	-	349,964

Fianancial liabilities:
Trade and other payables	-	-	7,296,793	7,296,793
Accrued expenses	-	-	726,325	726,325
Current financial liabilities	-	-	4,457,657	4,457,657
Non-current financial liabilities	-	-	253,042	253,042
	December 31, 2024
	Financial assets at amortized cost	Financial assets at fair value	Financial liabilities at amortized cost	Total
Fianancial assets:
Cash and cash equivalents	$341,543	$-	$-	$341,543
Trade and other receivables	933,824	-	-	933,824
Other current financial assets	54,422	-	-	54,422
Other non-current financial assets	329,252	-	-	329,252
Fianancial liabilities:
Trade and other payables	-	-	1,078,760	1,078,760
Accrued expenses	-	-	459,883	459,883
Borrowings	-	-	2,297,411	2,297,411

Schedule of Net Gains or Losses by Financial Instrument

Net gains or losses by financial instrument category for the three-months ended March 31, 2025 and 2024 are as follows:

	For the three-month ended March 31, 2025	For the three-month ended March 31, 2024
Amortized cost:
Interest income	$4,318	$5,526
Foreign exchange gains	491	11,726
Gains on foreign currency translation	18,582	12,619
Interest expense	(16,399)	(13,545)
Losses on foreign currency transaction	(9,274)	(20,695)
Losses on foreign currency translation	(15,507)	(47,391)